Delaware	Page 1

The First State

I, JEFFREY W. BULLOCK, SECRETARY OF STATE OF THE STATE OF DELAWARE, DO HEREBY CERTIFY THE ATTACHED IS A TRUE AND CORRECT COPY OF THE CERTIFICATE OF AMENDMENT OF “GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND”, CHANGING ITS NAME FROM “GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND” TO “APOLLO DIVERSIFIED REAL ESTATE FUND”, FILED IN THIS OFFICE ON THE SECOND DAY OF MAY, A.D. 2022, AT 10:59 O’CLOCK A.M.

5427199 8100	Authentication: 203322694
SR# 20221717279	Date: 05-02-22

You may verify this certificate online at corp.delaware.gov/authver.shtml

State of Delaware Secretary of State Division of Corporations Delivered 10:59 AM 05/02/2022 FILED 10:59 AM 05/02/2022 SR 20221717279 - FileNumber 5427199

STATE OF DELAWARE
CERTIFICATE OF AMENDMENT TO
CERTIFICATE OF TRUST

Pursuant to Title 12, Section 3810(b) of the Delaware Statutory Trust Act, the undersigned Trust executed the following Certificate of Amendment:

1.	Name of Statutory Trust: Griffin Institutional Access Real Estate Fund

2.	The Certificate of Amendment to the Certificate of Trust is hereby amended as follows:

Article 1 is deleted in its entirety and replaced as follows:

“The name of the Trust is: “Apollo Diversified Real Estate Fund (the “Trust”).”

A new Article 6 is added:

“The Initial Sole Trustee, Terrence O. Davis, has resigned, and the Chairman of the Trust is Randy Anderson.”

[set forth amendment(s)]

3.	(Please complete with either upon filing or it may be a future effective date that is within 90 days of the file date) This Certificate of Amendments shall be effective . upon filing.

IN WITNESS WHEREOF, the undersigned have executed this Certificate on the 2nd day of May, 2022 A.D.

By:	/s/ Randy Anderson
Chairman and Trustee

Name: Randy Anderson
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